Other Operating Revenue - Gain on Sale of Undeveloped Oil and Gas Properties (Details) (USD $)	3 Months Ended
Mar. 31, 2014
Other Operating Revenue (Textuals)
Proceeds from sold undeveloped leased acreage	$ 2,119,200
Gain from sale of undeveloped oil and gas properties	$ 1,236,200